Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income [abstract]
Other operating income

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Government grants (i)	144,631	65,703	116,330
Rental income from investment property (Note 17)	46,164	46,700	76,001
Others	6,511	6,607	10,286

	197,306	119,010	202,617

(i)	Government grants

Grants related to R&D, other tax refund and subsidies of RMB 115,893 thousands (2017: RMB 65,266 thousands, 2016: RMB 144,631 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance.

Deferral and presentation of government grants

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 24 for further details. For the year ended 31 December 2018, RMB 437 thousands were included in the government grants line item(2017: RMB 437 thousands, 2016: Nil).